As filed with the Securities and Exchange Commission on February 6, 2020

Securities Act File No. 333-123257

Investment Company Act File No. 811-10325

United States Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 2,656	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 2,660	☒

VANECK VECTORS ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

666 Third Avenue, 9th Floor
New York, New York 10017

(Address of Principal Executive Offices)

(212) 293-2000
Registrant’s Telephone Number
Jonathan R. Simon, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
666 Third Avenue, 9th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

x	Immediately upon filing pursuant to paragraph (b)
On [date] pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant: VanEck Vectors Biotech ETF, VanEck Vectors Environmental Services ETF, VanEck Vectors Gaming ETF, VanEck Vectors Morningstar Durable Dividend ETF, VanEck Vectors Morningstar Global Wide Moat ETF, VanEck Vectors Morningstar International Moat ETF, VanEck Vectors Morningstar Wide Moat ETF, VanEck Vectors NDR CMG Long/Flat Allocation ETF, VanEck Vectors Pharmaceutical ETF, VanEck Vectors Real Asset Allocation ETF, VanEck Vectors Retail ETF, VanEck Vectors Semiconductor ETF and VanEck Vectors Video Gaming and eSports ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 6th day of February 2020.

VANECK VECTORS ETF TRUST

By:	/s/ Jonathan R. Simon

Name: Jonathan R. Simon
Title: Senior Vice President, Secretary and Chief Legal Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow* David H. Chow	Trustee	February 6, 2020

/s/ Laurie A. Hesslein* Laurie A. Hesslein	Trustee	February 6, 2020

/s/ R. Alastair Short* R. Alastair Short	Trustee	February 6, 2020

/s/ Peter J. Sidebottom* Peter J. Sidebottom	Trustee	February 6, 2020

/s/ Richard D. Stamberger* Richard D. Stamberger	Trustee	February 6, 2020

/s/ Jan F. van Eck* Jan F. van Eck	President, Chief Executive Officer and Trustee	February 6, 2020

/s/ John J. Crimmins* John J. Crimmins	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	February 6, 2020

*By:	/s/ Jonathan R. Simon

Jonathan R. Simon
Attorney-in-Fact
February 6, 2020

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase